RELATED PARTIES - Purchases and Trade Payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Purchases	$ 1,873	$ 1,151	$ 1,092
Trade payables	431	272
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	404	171	273
Trade payables	178	37
Global Chartering Limited | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	286	138	0
Trade payables	20	8
Integrated Metal Recycling | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	167	0	0
Trade payables	0	0
AMNS India | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	166	18	0
Trade payables	1	0
Sitrel | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	88	29	49
Trade payables	2	0
Aperam | Other
Disclosure of transactions between related parties [line items]
Purchases	86	56	47
Trade payables	15	8
CFL Cargo | Associate
Disclosure of transactions between related parties [line items]
Purchases	71	54	63
Trade payables	26	16
Exeltium | Associate
Disclosure of transactions between related parties [line items]
Purchases	71	50	52
Trade payables	12	12
Alkat | Associate
Disclosure of transactions between related parties [line items]
Purchases	68	53	36
Trade payables	10	8
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	63	124	127
Trade payables	6	9
Baycoat | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	53	46	47
Trade payables	6	7
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Purchases	45	19	22
Trade payables	19	17
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	21	16	53
Trade payables	7	7
Other | Other
Disclosure of transactions between related parties [line items]
Purchases	284	377	$ 323
Trade payables	$ 129	$ 143